Accounts Receivable	6 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of March 31, 2023 and September 30, 2021 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Accounts receivable, gross	$4,735,419	$6,303,689
Less: allowance for doubtful accounts	(86,719)	(33,184)
Accounts receivable, net	$4,648,700	$6,270,505

The Company’s customers are, for the most part, end-brand customers or their system integrators and display panel manufacturers. The Company’s credit policy typically requires payment within 30 to 120 days, and payments on the vast majority of its sales have been collected within 60 days. The average accounts receivable turnover period was approximately 58 days and 55 days for the six months ended March 31, 2023 and the fiscal years ended September 30, 2022 respectively.

Below is an aged analysis of accounts receivables as of March 31, 2023, respectively.

	As of March 31, 2023
	Accounts	Allowance	Accounts
	receivable,	for doubtful	receivable,
	Gross	accounts	Net
	(Unaudited)	(Unaudited)	(Unaudited)
Within 90 days	$3,708,339	$-	$3,708,339
91-180 days	636,974	-	636,974
181-365 days	150,616	(7,531)	143,085
Greater than 1 year	239,490	(79,188)	160,302
Accounts receivable, net	$4,735,419	$(86,719)	$4,648,700

Changes of allowance for doubtful accounts for the six months ended March 31, 2023 and September 30, 2022 are as follows:

	As of	As of
	March 31,	September 30,
	2023	2022
	(Unaudited)
Beginning balance	$33,184	$94,166
Additional reserve through bad debt expense	53,535	-
Bad debt write-off	-	(60,982)
Ending balance	$86,719	$33,184

Bad debt expense for doubtful accounts receivables recorded by the Company for the six months ended March 31, 2023 and September 30, 2022 were $53,535 and $0 respectively.